Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

Focused Small-Cap Value Portfolio

(the “Portfolio”)

Supplement dated January 18, 2013

to the Prospectus dated February 28, 2012,

as amended and supplemented to date

Effective immediately, Timothy Pettee and Jay Merchant serve as co-portfolio managers of the Portfolio, replacing Daniel Lew. Accordingly, under the heading “Portfolio Manager,” on page 21 of the Prospectus, the portfolio management disclosure pertaining to the Portfolio is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Pettee	2013	Senior Vice President and Chief Investment Officer at SunAmerica
Jay Merchant	2013	Portfolio Manager and Vice President at SunAmerica

In addition, under the heading “Information About Advisers—Focused Small-Cap Value Portfolio,” on page 71 of the Prospectus, the portfolio management disclosure pertaining to the Portfolio is hereby deleted and replaced with the following:

Portfolio	Name, Title, and Affiliation of Portfolio Manager	Experience
Focused Small-Cap Value Portfolio	Timothy Pettee Senior Vice President and Chief Investment Officer (SunAmerica)	Mr. Pettee is Senior Vice President and Chief Investment Officer of SunAmerica. He chairs the firm’s Portfolio Policy Committee and is also a portfolio manager of the Focused Asset Allocation Strategy portfolios. Prior to joining SunAmerica in 2003, Mr. Pettee was Executive Vice President and Global Director of Research for Schroder Investment Management. Prior to that, he was Director of Research with U.S. Trust Company of New York. He also held several positions in research and portfolio management at Alliance Capital Management.

Portfolio	Name, Title, and Affiliation of Portfolio Manager	Experience
	Jay Merchant Portfolio Manager and Vice President (SunAmerica)	Mr. Merchant joined SunAmerica in July 2007 as a vice president and senior research analyst specializing in Global Resources (Energy and Materials) companies. He has 14 years of investment experience focusing primarily on the Energy, Materials, and Technology sectors. Prior to joining SunAmerica, Mr. Merchant was a research analyst at Swergold Capital, a long/short technology hedge fund. Prior to that, he held equity research positions at C.E. Unterberg, Towbin and Citigroup Asset Management, covering the Technology and Global Telecommunications sectors, respectively. Mr. Merchant received a B.S. in Economics from the Wharton School, University of Pennsylvania. He holds the CFA Charter designation and is a current member of the New York Society of Security Analysts (NYSSA).

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP5_FOCPR_2-12

SUNAMERICA SERIES, INC.

Focused Small-Cap Value Portfolio

(the “Portfolio”)

Supplement dated January 18, 2013 to the

Statement of Additional Information (“SAI”) dated

February 28, 2012, as amended and supplemented to date

Effective immediately, Timothy Pettee and Jay Merchant serve as co-portfolio managers of the Portfolio, replacing Daniel Lew. Accordingly, under the heading “Additional Information about the Portfolio Managers,” on page B-50 of the SAI, the information pertaining to the Portfolio is hereby deleted and replaced with the following:

			Other Accounts
			Number of Other Accounts Managed and Total Assets (in millions) by Account*			Number of Accounts and Total Assets (in millions) for Which Advisory Fee Is Performance Based
Portfolio	Advisers/ Subadviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Focused Small-Cap Value Portfolio	SunAmerica	Timothy Pettee	5	0	0	0	0	0
			$2,304	0	0	0	0	0
		Jay Merchant	0	0	0	0	0	0
			0	0	0	0	0	0

Additionally, under the heading “Portfolio Ownership,” on page B-51 of the SAI, the following information pertaining to the Portfolio is hereby deleted and replaced with the following:

Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager*
Focused Small-Cap Value Portfolio	SunAmerica	Timothy Pettee	None
		Jay Merchant	None

*	As of December 31, 2012

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP3_FOCPR_2-12